Cover	Mar. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 19, 2025
Entity File Number	0-13257
Entity Registrant Name	NORTECH SYSTEMS INCORPORATED
Entity Central Index Key	0000722313
Entity Tax Identification Number	41-1681094
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	7550 Meridian Circle N. Ste 150
Entity Address, City or Town	Maple Grove
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55369
City Area Code	(952)
Local Phone Number	345-2244
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	NSYS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable